- SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
- SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS [Abstract]
- SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS

NOTE 5 - SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS

As of June 30, 2015, Pacific Gold owes $1,235,086 in principal and $58,614 in accrued interest to a company owned by the Chief Executive Officer. The amount due is represented by a promissory note accruing interest at 10% per year. The note is due on June 30, 2016 and is convertible into shares of common stock of Pacific Gold at $0.0001 per share. For the quarter ended June 30, 2015, the Company received $48,880 in additional proceeds and have paid $3,293 towards the balance. The note is presented net of $625,000 in discount.

As of June 30, 2015, Pacific Gold owes a total of $952,000 in principal and $98,697 in accrued interest to a related party of our Chief Executive Officer. The amount due is represented by promissory notes accruing interest at 10% per year and due on June 30, 2016 and is convertible into shares of common stock of Pacific Gold at $0.01 per share.

Compensation for Robert Landau's services as CEO is Paid to Leveljump Inc. a Company that Mr. Landau controls.

An officer of the Company has provided office space to the Company without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the consolidated financial statements and accordingly are not reflected herein.